Foreign Exchange	12 Months Ended
Dec. 31, 2023
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange	FOREIGN EXCHANGE

	Years Ended December 31
	2023	2022
Unrealized foreign exchange (gain) loss	$(14,300)	$45,073
Realized foreign exchange loss (gain)	3,452	(1,632)
Foreign exchange (gain) loss	$(10,848)	$43,441